INCOME TAXES EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The Company’s income tax represents the income tax expenses from VIEs. The Company’s other entities sustained losses and accordingly no income tax was provided.

	For the year ended December 31
	2012	2011	2010
Current tax:
PRC income tax	$1,140,923	$1,796,731	$1,798,009

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The Company’s income tax for the year ended December 31, 2012, 2011 and 2010 can be reconciled to the income before income tax expenses in the statement of operations as follows:

	Year ended December 31,
	2012	2011	2010

Income before tax	$5,629,680	$11,750,439	$12,420,036

Expected PRC income tax expense at statutory tax rate of 25%	$1,407,420	$2,937,609	$3,105,009

Expense/(Income) not deductible/taxable	331,170	35,699	(643,992)
Tax concession	(597,667)	(1,176,577)	(663,008)
Actual income tax expense	$1,140,923	$1,796,731	$1,798,009